Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Amount
US$
(Unaudited)
July 1, 2015 - June 30, 2016	5,203,828
July 1, 2016 - June 30, 2017	2,021,425
July 1, 2017 - June 30, 2018	1,190,191
July 1, 2018 - June 30, 2019	900,193
July 1, 2019 and thereafter	1,124,363

Total	10,440,000

Schedule of Capital Lease Obligations
Amount
US$
(Unaudited)
July 1, 2015 - June 30, 2016	5,563,485
July 1, 2016 - June 30, 2017	5,563,485
July 1, 2017 - June 30, 2018	5,563,485
July 1, 2018 - June 30, 2019	5,563,485
July 1, 2019 and thereafter	11,126,971
Total minimum lease payments	33,380,911
Less interest	(8,492,416)
Capital lease obligations	24,888,495
Less current maturities of capital lease obligations	(3,256,159)
Long-term capital lease obligations	21,632,336

Schedule of Outstanding Commitments
Amount
US$
(Unaudited)
July 1, 2015 - June 30, 2016	228,104,930
July 1, 2016 - June 30, 2017	52,763,909
July 1, 2017 - June 30, 2018	2,634,110
July 1, 2018 - June 30, 2019	198,516
July 1, 2019 and thereafter	-

Total	283,701,465